Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 18,473	$ 13,362	$ 13,435
Restricted cash	370	369	368
Accounts receivable	1,468	1,705	622
Prepaid expenses	1,581	2,133	686
Inventory	384	578	714
Income tax receivable		150
Deferred tax assets	2,422	3,672	4,184
Current assets before funds held for clients	24,698	21,969	20,009
Funds held for clients	393,633	455,779	324,266
Total current assets	418,331	477,748	344,275
Property, plant and equipment, net	46,642	38,671	25,139
Deposits and other assets	595	461	417
Goodwill	51,889	51,889	51,889
Intangible assets, net	5,499	6,709	8,321
Total assets	522,956	575,478	430,041
Current liabilities:
Accounts payable	1,976	5,020	2,351
Income tax payable	148
Accrued commissions and bonuses	2,568	3,598	1,953
Accrued payroll and vacation	2,665	3,087	1,925
Deferred revenue	2,186	1,582	1,036
Current portion of long-term debt	845	9,545	2,151
Accrued expenses and other current liabilities	3,871	4,372	1,978
Current liabilities before client funds obligation	14,259	27,204	11,394
Client funds obligation	393,633	455,779	324,266
Total current liabilities	407,892	482,983	335,660
Deferred tax liabilities	3,059	2,895	2,890
Long-term deferred revenue	15,048	10,990	7,356
Long-term debt, less current portion	26,341	11,545	11,959
Long-term debt to related parties		60,875	60,633
Derivative liability		1,107	1,767
Total long-term liabilities	44,448	87,412	84,605
Commitments and contingencies
Stockholders' equity:
Common stock	510	457	445
Additional paid in capital	66,949	33,978	23,577
Retained earnings (accumulated deficit)	3,157	(29,349)	(14,249)
Total parent's stockholders' equity	70,616	5,086	9,773
Noncontrolling interest		(3)	3
Total stockholders' equity	70,616	5,083	9,776
Total liabilities and stockholders' equity	$ 522,956	$ 575,478	$ 430,041